Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
14. Stock-Based Compensation
The Company established the Banzai International, Inc. 2016 Equity Incentive Plan (“the Plan”) on April 26, 2016, to enable the Company to attract, incentivize and retain eligible individuals through the granting of awards in the Company. The maximum number of options that may be issued over the term of the Plan were initially set at 400,000 shares of common stock. On July 19, 2017, the Plan was amended to increase the maximum number of options that may be issued to 2,400,000 shares of common stock. Accordingly, the Company has reserved a sufficient number of shares to permit the exercise of options in accordance with the terms of the Plan. The term of each award under the Plan shall be no more than ten
years from the date of grant thereof. The Company’s Board of Directors is responsible for the administration of the Plan and has the sole discretion to determine which grantees will be granted awards and the terms and conditions of the awards granted. As of September 30, 2023, 1,289,791 stock options remain available to be awarded under the Plan.

The Company accounts for stock-based payments pursuant to ASC 718 Stock Compensation and, accordingly, the Company records compensation expense for stock-based awards based upon an assessment of the grant date fair value for options using the Black-Scholes option pricing model. The Company has concluded that its historical share option exercise experience does not provide a reasonable basis upon which to estimate expected term. Therefore, the expected term was determined according to the simplified method, which is the average of the vesting tranche dates and the contractual term. Due to the lack of company specific historical and implied volatility data, the estimate of expected volatility is primarily based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies with comparable characteristics were selected, including enterprise value and position within the industry, and with historical share price information sufficient to meet the expected life of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent periods of the calculated expected term of its share-based awards. The risk-free interest rate is determined by reference to the U.S. Treasury zero-coupon
issues with remaining maturities similar to the expected term of the options. Expected dividend yield is zero
based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
On June 26, 2020, the Board of Directors of Banzai approved the repricing of 973,000 outstanding stock options held by current employees to an exercise price of $0.76. No other changes to the original stock option grant terms were made.
The incremental compensation cost was measured as the fair value of the stock options immediately before and immediately after the modification. The Company determined the total incremental compensation cost from the modification to be $35,013, of which $25,127 related to fully vested options and was expensed as stock-based compensation expense, and $9,886 related to unvested options and will be recognized over the remaining service period.
The following table summarizes assumptions used to compute the fair value of options granted:

	September 30, 2023	December 31, 2022
Stock price	$7.04	$1.54
Exercise price	$7.36	$1.70
Expected volatility	80.00 - 99.03%	53.61 - 55.30%
Expected term (in years)	5.25 - 6.08	5.94 - 6.08
Risk-free interest rate	3.46 - 4.31%	1.95 - 2.85%

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2022	603,578	$1.35	7.95	$3,433,946
Granted	606,200	7.36
Exercised	(10,288)	0.76		64,609
Expired	(19,531)	1.71
Forfeited	(69,750)	3.40

Outstanding at September 30, 2023	1,110,209	$4.50	8.33	$3,004,816

Exercisable at September 30, 2023	450,909	$2.37	7.21	$2,136,325

In connection with issuances under the Plan, the Company recorded stock-based compensation expense of $
830,791
and $
630,737
, which is included in general and administrative expense for the nine months ended September 30, 2023 and 2022, respectively. The weighted-average grant-date fair value per option granted during the nine months ended September 30, 2023 and 2022 was $
4.96
and $
0.60
, respectively. As of September 30, 2023 and December 31, 2022, $
2,190,563
and $
160,203
of unrecognized compensation expense related to
non-vested
awards is expected to be recognized over the weighted average period of
2.71
and
2.74
years, respectively. The aggregate intrinsic value is calculated as the difference between the fair value of the Company’s stock price and the exercise price of the options.

17. Stock-Based Compensation
The Company established the Banzai International, Inc. 2016 Equity Incentive Plan (“the Plan”) on April 26, 2016, to enable the Company to attract, incentivize and retain eligible individuals through the granting of awards in the Company. The maximum number of options that may be issued over the term of the Plan were initially set at 400,000 shares of common stock. On July 19, 2017, the Plan was amended to increase the maximum number of options that may be issued to 2,400,000 shares of common stock. Accordingly, the Company has reserved a sufficient number of shares to permit the exercise of options in accordance with the terms of the Plan. The term of each award under the Plan shall be no more than ten years from the date of grant thereof. The Company’s Board of Directors is responsible for the administration of the Plan and has the sole discretion to determine which grantees will be granted awards and the terms and conditions of the awards granted. As of December 31, 2022, 1,796,422 stock options remain available to be awarded under the Plan.
The Company accounts for stock-based payments pursuant to ASC 718 Stock Compensation and, accordingly, the Company records compensation expense for stock-based awards based upon an assessment of the grant date fair value for options using the Black-Scholes option pricing model. The Company has concluded that its historical share option exercise experience does not provide a reasonable basis upon which to estimate expected term. Therefore, the expected term was determined according to the simplified method, which is the average of the vesting tranche dates and the contractual term. Due to the lack of company specific historical and implied volatility data, the estimate of expected volatility is primarily based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies with comparable characteristics were selected, including enterprise value and position within the industry, and with historical share price information sufficient to meet the expected life of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent periods of the calculated expected term of its share-based awards. The risk-free interest rate is determined by reference to the U.S. Treasury zero-coupon
issues with remaining maturities similar to the expected term of the options. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
On June 26, 2020, the Board of Directors of Banzai approved the repricing of 973,000 outstanding stock options held by current employees to an exercise price of $0.76. No other changes to the original stock option grant terms were made.
The incremental compensation cost was measured as the fair value of the stock options immediately before and immediately after the modification. The Company determined the total incremental compensation cost from the modification to be $35,013, of which $25,127 related to fully vested options and was expensed as stock-based compensation expense, and $9,886 related to unvested options and will be recognized over the remaining service period.
The following table summarizes assumptions used to compute the fair value of options granted:

	Year Ended December 31,
	2022	2021
Stock price	$1.54	$1.11
Exercise price	$1.70	$0.76 - 1.73
Expected volatility	53.61 - 55.30%	49.70 - 54.58%
Expected term (in years)	5.94 - 6.08	5.44 - 6.08
Risk-free interest rate	1.95 - 2.85%	0.60 - 1.34%

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at January 1, 2021	934,079	$0.73	8.99	$356,328
Granted	500,500	1.51
Exercised	(168,748)	0.76		59,062
Expired	(24,142)	0.76
Forfeited	(459,974)	0.85

Outstanding at December 31, 2021	781,715	1.15	7.20	369,102

Granted	382,500	1.70
Exercised	(13,891)	0.76		10,835
Expired	(196,154)	0.85
Forfeited	(350,592)	1.59

Outstanding at December 31, 2022	603,578	$1.35	7.95	$3,433,946

Exercisable at December 31, 2022	301,199	$1.00	7.00	$1,818,865

In connection with issuances under the Plan, the Company recorded stock-based compensation expense of $70,567 and $87,003, which is included in general and administrative expense for the years ended December 31, 2022 and 2021, respectively. The Company recorded stock-based compensation expense of $673,405 and $673,405 related to the restricted shares of Class A Common Stock issued in connection with the Demio acquisition for the years ended December 31, 2022 and 2021, respectively. The Company recorded stock-based compensation expense of $26,364 and $42,643 related to the restricted shares of Class A Common Stock issued in connection with the High Attendance asset acquisition for the years ended December 31, 2022 and 2021, respectively. The weighted-average grant-date fair value per option granted during the years ended December 31, 2022 and 2021 was $0.77 and $0.46, respectively. As of December 31, 2022 and 2021, $160,203 and $176,726 of unrecognized compensation expense related to non-vested
awards is expected to be recognized over the weighted average period of 2.74 and 3.00 years, respectively. The aggregate intrinsic value is calculated as the difference between the fair value of the Company’s stock price and the exercise price of the options.